Accrued Liabilities and Other Payables - Schedule of accrued liabilities and other payables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued Liabilities and Other Payables [Abstract]
Accrued liabilities for learning services and online marketing services	¥ 277,632		¥ 174,740
Accrued marketing expenses	135,784		204,064
Operating lease liabilities-current portion	38,842		35,562
Accrued outside labor service fee	36,371		31,859
Accrued technical expenses	29,810		28,242
Accrued administrative expenses	20,488		20,338
Warehousing and logistics fee	10,856		20,772
Accrued professional fee	8,271		8,784
Payables for property, equipment and software	2,556		5,690
Unpaid consideration for business combination			5,129
Others	31,160		29,742
Total	¥ 591,770	$ 83,349	¥ 564,922